Share Capital (Details)				12 Months Ended
	Feb. 02, 2026 USD ($) $ / shares shares	Dec. 16, 2025 USD ($) $ / shares shares	Oct. 22, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Nov. 01, 2025 shares
Share Capital [Line Items]
Loss in the extinguishment of liabilities (in Dollars) | $						$ 6,334,883
Before expenses amount (in Dollars) | $				175,450	$ 169,841	$ 50,528
Issue amount (in Dollars) | $				$ 15,800,000
Exercise options shares				3,337,709
7 February 2029 [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 7
No of shares, Opening balance				3,315,000
Exercise options shares				3,315,000
27 February 2029 [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 11.5
No of shares, Opening balance				12,709
Exercise options shares				12,709
6 October 2031 [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 7
No of shares, Opening balance				10,000
Exercise options shares				10,000
Alberta Inc [Member]
Share Capital [Line Items]
No of shares, Opening balance	400,000		100,000	500,000
Fair value of shares issue (in Dollars per share) | $ / shares	$ 12.59		$ 15.05
Loss in the extinguishment of liabilities (in Dollars) | $	$ 1,844,000		$ 326,000
PIPE Raising Funds [Member]
Share Capital [Line Items]
No of shares, Opening balance				14,030,301
Before expenses amount (in Dollars) | $				$ 110,004,980
GEM [Member]
Share Capital [Line Items]
No of shares, Opening balance				4,153,686
Copper Powder [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares		$ 7.9
No of shares, Opening balance		2,000,000
Issue amount (in Dollars) | $		$ 15,800,000
Tanbreez [Member]
Share Capital [Line Items]
No of shares, Opening balance				14,500,000
North Greenland ApS Acquisition [Member]
Share Capital [Line Items]
No of shares, Opening balance				150,262
Acquisition percent				70.00%
Cashless Facility [Member]
Share Capital [Line Items]
Exercise options shares				873,942
RSU’s [Member]
Share Capital [Line Items]
No of shares, Opening balance				2,535,000			6,230,000
Warrants [Member] | 7 February 2029 [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 7
No of shares, Opening balance				50,100
Exercise options shares				38,468
Warrants [Member] | 18 June 2029 [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 5
No of shares, Opening balance				1,000,000
Exercise options shares				835,474
Share Capital [Member]
Share Capital [Line Items]
Authorised share capital				500,000,000
Par value per share (in Dollars per share) | $ / shares				$ 0.001
Issue amount (in Dollars) | $				$ 2,000